Convertible bonds (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Total bonds payable	$ 4,707,100	¥ 33,546,560	¥ 0
Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Total bonds payable	$ 4,707,100	¥ 33,546,560